Employee Benefit Plans - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Present value of projected benefit obligation at the beginning of the year	$ 72,864	$ 64,700
Actuarial (gain)/ loss	(198)	(747)
Service cost	604	772	$ 788
Interest cost	1,758	1,723	1,706
Benefits paid	(925)	(2,414)
Other	126	145
Curtailments, settlements, special and contractual termination benefits	(2,154)	0
Currency translation	(4,452)	8,685
Present value of projected benefit obligation at the end of the year	$ 67,623	$ 72,864	$ 64,700